Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

9.	Inventories

The Company had the following inventories at the end of each reporting period:

	December 31,
	2025	2024
	$	$
Raw materials	585	737
Work in progress	620	1,655
Finished goods	102	299
	1,307	2,691

Inventories expensed to cost of goods sold during the year ended December 31, 2025, are $3,531 (2024 - $4,432 and 2023 - $3,472).

During the year ended December 31, 2025, the Company wrote down the carrying value of inventory by $98 (2024 - $7 and 2023 - $3) primarily due to damaged or obsolete inventory. $22 of the write-down is included in cost of goods sold and $76 of the write-down is presented as a separate line item in the statement of loss and comprehensive loss as it related to the decision to suspend operations for the cosmeceutical product line.